Segment information - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) Customer	Mar. 31, 2023 USD ($) Customer	Mar. 31, 2022 INR (₨) Customer	Mar. 31, 2021 INR (₨) Customer
Disclosure of operating segments [line items]
Revenue	₨ 89,309	$ 1,087	₨ 69,195	₨ 54,491
Percentage of entity revenue	10.00%	10.00%
Number of major customers more than ten percentage of revenue | Customer	1	1	5	4
One Major Customer [Member]
Disclosure of operating segments [line items]
Revenue	₨ 11,747
One Major Customer [Member] | Wind Power [Member]
Disclosure of operating segments [line items]
Revenue	5,138
One Major Customer [Member] | Solar Power [Member]
Disclosure of operating segments [line items]
Revenue	₨ 6,609
Five Major Customers [Member]
Disclosure of operating segments [line items]
Revenue			₨ 35,290
Five Major Customers [Member] | Wind Power [Member]
Disclosure of operating segments [line items]
Revenue			22,510
Five Major Customers [Member] | Solar Power [Member]
Disclosure of operating segments [line items]
Revenue			₨ 12,780
Four Major Customers [Member]
Disclosure of operating segments [line items]
Revenue				₨ 23,175
Four Major Customers [Member] | Wind Power [Member]
Disclosure of operating segments [line items]
Revenue				14,676
Four Major Customers [Member] | Solar Power [Member]
Disclosure of operating segments [line items]
Revenue				₨ 8,499